KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 99.6%
Automotive: Parts and Accessories  — 2.3%
29,008 Allison Transmission Holdings Inc. ................. $ 1,206,733
18,359 Autoliv Inc. ......................................................... 1,405,932
2,612,665
Banking  — 1.2%
80,553 Umpqua Holdings Corp. .................................. 1,437,871
Broadcasting  — 1.4%
9,113 Nexstar Media Group Inc. ................................ 1,595,048
Building and Construction  — 4.3%
26,603 Fortune Brands Innovations Inc. ...................... 1,519,297
51,354 KB Home ............................................................ 1,635,625
25,887 Masterbrand Inc.† .............................................. 195,447
8,898 Vulcan Materials Co. ......................................... 1,558,129
4,908,498
Business Services  — 4.6%
55,130 Hudson Pacific Properties Inc., REIT ............... 536,415
21,687 Lamar Advertising Co., Cl. A, REIT ................. 2,047,253
18,986 Omnicom Group Inc. ......................................... 1,548,688
36,034 STAG Industrial Inc., REIT ............................... 1,164,258
5,296,614
Computer Software and Services  — 2.8%
78,670 Gen Digital Inc. .................................................. 1,685,898
16,104 TD SYNNEX Corp. ............................................ 1,525,210
3,211,108
Consumer Products  — 3.8%
24,450 Brunswick Corp. ................................................ 1,762,356
14,854 Columbia Sportswear Co. ................................. 1,300,913
21,858 Hasbro Inc. ......................................................... 1,333,557
4,396,826
Consumer Services  — 1.3%
24,099 Equity LifeStyle Properties Inc., REIT .............. 1,556,795
Containers and Packaging  — 0.8%
187,639 Ardagh Metal Packaging SA ............................. 902,544
Diversified Industrial  — 7.9%
16,794 Cabot Corp. ........................................................ 1,122,511
19,418 Crane Holdings Co. ........................................... 1,950,538
19,439 ITT Inc. ............................................................... 1,576,503
33,428 Jabil Inc. .............................................................. 2,279,790
55,583 nVent Electric plc ............................................... 2,138,278
9,067,620
Electronics  — 3.1%
7,137 Agilent Technologies Inc. .................................. 1,068,052
13,263 Dolby Laboratories Inc., Cl. A .......................... 935,572
17,336 Skyworks Solutions Inc. .................................... 1,579,830
3,583,454
Energy and Utilities  — 15.5%
21,870 Black Hills Corp. ................................................ 1,538,336
50,724 ChampionX Corp. .............................................. 1,470,489
18,130 Chesapeake Energy Corp. ................................. 1,710,928
12,466 Diamondback Energy Inc. ................................. 1,705,099
24,374 Evergy Inc. ......................................................... 1,533,856
37,794 Exelon Corp. ....................................................... 1,633,835
57,560 MDU Resources Group Inc. .............................. 1,746,370
44,117 NRG Energy Inc. ................................................ 1,403,803
37,328 OGE Energy Corp. ............................................. 1,476,322
Shares
Market
Value
5,005 Pioneer Natural Resources Co. ......................... $ 1,143,092
35,081 UGI Corp. ........................................................... 1,300,453
9,263 Valero Energy Corp. .......................................... 1,175,104
17,837,687
Equipment and Supplies  — 1.0%
17,008 The Timken Co. .................................................. 1,201,955
Financial Services  — 16.1%
42,677 Air Lease Corp. .................................................. 1,639,650
3,664 Ameriprise Financial Inc. .................................. 1,140,860
3,721 Arthur J. Gallagher & Co. ................................. 701,557
22,167 Comerica Inc. ..................................................... 1,481,864
15,340 Discover Financial Services ............................... 1,500,712
63,786 Equitable Holdings Inc. ..................................... 1,830,658
22,478 Popular Inc. ........................................................ 1,490,741
22,478 Prosperity Bancshares Inc. ................................ 1,633,701
6,531 Reinsurance Group of America Inc. ................. 927,990
19,213 SouthState Corp. ................................................ 1,467,105
44,136 Synovus Financial Corp. ................................... 1,657,307
75,884 Virtu Financial Inc., Cl. A .................................. 1,548,792
24,755 Voya Financial Inc. ............................................ 1,522,185
18,543,122
Food and Beverage  — 4.1%
32,055 Conagra Brands Inc. .......................................... 1,240,528
18,231 Lamb Weston Holdings Inc. ............................. 1,629,122
35,688 Molson Coors Beverage Co., Cl. B .................... 1,838,646
4,708,296
Health Care  — 8.6%
3,265 Chemed Corp. .................................................... 1,666,554
21,468 Embecta Corp. .................................................... 542,926
24,009 Encompass Health Corp. .................................. 1,435,978
49,316 Organon & Co. ................................................... 1,377,396
47,840 Perrigo Co. plc ................................................... 1,630,866
18,976 The Ensign Group Inc. ...................................... 1,795,319
10,327 Universal Health Services Inc., Cl. B ................ 1,454,971
9,904,010
Hotels and Gaming  — 3.6%
6,683 Marriott Vacations Worldwide Corp. .............. 899,465
60,748 VICI Properties Inc., REIT ................................. 1,968,235
17,466 Wyndham Hotels & Resorts Inc. ...................... 1,245,501
4,113,201
Machinery  — 3.3%
34,969 BWX Technologies Inc. ...................................... 2,031,000
20,200 Oshkosh Corp. ................................................... 1,781,438
3,812,438
Metals and Mining  — 1.5%
13,062 Franco-Nevada Corp. ........................................ 1,782,702
Real Estate  — 0.8%
31,591 Highwoods Properties Inc., REIT ..................... 883,916
Retail  — 5.5%
39,302 Bath & Body Works Inc. .................................... 1,656,186
84,289 Brixmor Property Group Inc., REIT ................. 1,910,832
20,649 PVH Corp. .......................................................... 1,457,613
35,352 Victoria's Secret & Co.† ..................................... 1,264,894
6,289,525
Specialty Chemicals  — 6.1%
10,626 Ashland Inc. ....................................................... 1,142,614
12,225 FMC Corp. .......................................................... 1,525,680

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
45,104 Olin Corp. ........................................................... $ 2,387,806
11,682 RPM International Inc. ...................................... 1,138,411
27,336 Valvoline Inc. ..................................................... 892,520
7,087,031
TOTAL COMMON STOCKS ......................... 114,732,926
SHORT TERM INVESTMENT  — 0.4%
Other Investment Companies  — 0.4%
500,092 Fidelity Government Portfolio, Cl. I, 4.060%* . 500,092
TOTAL INVESTMENTS — 100.0%
(Cost $87,767,636) ........................................... $ 115,233,018
* 1 day yield as of December 31, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust